Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Payable and Accrued Expenses [Abstarct]
Schedule of Accounts Payable and Accrued Expenses
	June 30,	December 31,
	2025	2024
Accounts payable	$596,886	$1,254,187
Accrued expenses	399,669	822,917
Payroll liabilities	148,015	217,954
	$1,144,570	$2,295,058